Stockholders' Equity (Details Narrative) (10-K) - USD ($)											2 Months Ended	3 Months Ended		12 Months Ended
	Sep. 05, 2019	May 13, 2019	Apr. 18, 2019	Apr. 05, 2019	Nov. 16, 2018	Jul. 23, 2018	Apr. 24, 2018	Apr. 23, 2018	Apr. 20, 2018	Jan. 02, 2018	Mar. 09, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Nov. 13, 2018	Oct. 11, 2018
Reverse stock split			one-for 30 reverse split	one-for 30 reverse split
Number of stock issued for reverse stock split			16,860
Number of shares issued value												$ 413,011		$ 1,162,000
Common stock for conversion, value
Conversion of common stock, shares issued							84,973	39,220	13,073	172,513
Proceeds from warrants exercise value													$ 228,370	$ 228,370	$ 57,000
Series B Convertible Preferred Stock [Member]
Common stock for conversion, shares										25,877
Series C-1 Convertible Preferred Stock [Member]
Common stock for conversion, shares							12,746	5,883	1,961
Convertible Note [Member]
Common stock for conversion, shares														1,931,788
Common stock for conversion, value														$ 218,000
Series A Warrants [Member]
Number of warrants issued														725,564
Proceeds from warrants														$ 228,000
Number of warrant shares issued																133,333
Cash warrant exercise, shares					95,000
Proceeds from warrants exercise value					$ 57,000
Series A Warrants [Member] | Maximum [Member]
Number of warrant shares issued																33,333
Warrant price per share exceeds																$ 0.085
Series A Warrants [Member] | Minimum [Member]
Warrant price per share exceeds																$ 0.02
Common Stock [Member]
Number of stock issued for reverse stock split														16,860
Number of shares issued						8,961						6,186,633		4,642,108
Number of shares issued value												$ 6,187		$ 4,642
Common stock for conversion, shares															172,513
Common stock for conversion, value															$ 173
Cashless warrant exercise, shares						18,518
Series C Warrants [Member] | Investor One [Member]
Number of warrants issued																	458,333
Series C Warrants [Member] | Investor Two [Member]
Number of warrants issued																	458,333
Series C Warrants [Member] | Investor Three [Member]
Number of warrants issued																	458,333
Series C Warrants [Member] | Investor Four [Member]
Number of warrants issued																	458,333
Warrants [Member] | Investor One [Member]
Number of warrants issued																	1,833,333
Warrants [Member] | Investor Two [Member]
Number of warrants issued																	1,833,333
Warrants [Member] | Investor Three [Member]
Number of warrants issued																	1,833,333
Warrants [Member] | Investor Four [Member]
Number of warrants issued																	1,833,333
Purchase Agreement [Member]
Number of shares issued												6,186,633		4,374,741
Commitment shares														333,334
Pro-rata commitment shares														68,532
Number of shares issued value														$ 1,160,000
Purchase Agreement [Member] | Cavalry Fund I LP [Member]
Number of shares issued value		$ 10,000,000
Purchase agreement terms, description		Cavalry agreed to purchase from the Company, at Company's sole discretion, up to $10,000,000 of common stock (subject to certain limitations) from time to time over a 36-month period.
Shares issued for commitment fee		333,334
Shares issued for commitment fee, value		$ 10,000,000
Number of shares register		$ 4,374,741
Intraday purchase price, description		The "Intraday Purchase Price" means the lower of: (i) 94% of the lowest sale price on the trading day prior to the applicable Put date, and (ii) 94% of the arithmetic average of the three lowest closing prices for the Company's common stock during the 12 consecutive trading days ending on the Trading Day immediately preceding such Put date.
Aftermarket put price, description		The "Aftermarket Put Price" means: the lower of: (i) the lowest Sale Price on the applicable Put date, and (ii) the arithmetic average of the three lowest closing prices for the Company's common stock during the 12 consecutive trading days ending on the trading day immediately preceding such Put date.
Beneficial ownership limitation percentage		4.99%
Purchase Agreement [Member] | Cavalry Fund I LP [Member] | Put Option [Member]
Number of shares issued value		$ 2,000,000
Purchase Agreement [Member] | Cavalry Fund I LP [Member] | Maximum [Member]
Issuable shares of common stock pro rata		583,334
Sale of stock under put option, closing price limitation		$ 0.005
Registration Statement [Member] | Cavalry Fund I LP [Member]
Number of shares sold														4,374,741
Proceeds from sale of stock														$ 1,162,000
Stock issuance cost														$ 12,625
Second Registration Statement [Member]
Number of shares register	$ 6,454,000
Number of shares sold											4,363,744			267,367
Proceeds from sale of stock											$ 304,785			$ 15,986